Segment information - Segment Analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Dec. 31, 2016
Disclosure of operating segments [line items]
Sales of goods and services rendered	$ 887,138	$ 793,239	$ 933,178
Cost of goods sold and services rendered	(671,173)	(609,965)	(766,727)
Initial recognition and changes in fair value of biological assets and agricultural produce	68,589	16,195	63,220
Changes in net realizable value of agricultural produce after harvest	1,825	(909)	8,852
Margin on manufacturing and agricultural activities before operating expenses	286,379	198,560	238,523
General and administrative expense	57,202	56,080	57,299
Selling expenses	(106,972)	(90,215)	(95,399)
Other operating income, net	(822)	104,232	43,763
Profit from operations	121,383	156,497	129,588
Depreciation and amortization	(174,439)	(154,254)	(151,007)
Net (loss) / gain from Fair value adjustment of investment property	(325)	13,409	4,302
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)			14,645
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)			48,575
Changes in net realizable value of agricultural produce after harvest (unrealized)			2,371
Changes in net realizable value of agricultural produce after harvest (realized)			6,481
Right of use assets	238,053	0		$ 204,937
Investment property	34,295	40,725	42,342
Biological assets	130,436	105,387	167,994
Finished goods	65,278	79,758	61,888		$ 68,191
Total debt	968,280	862,116	817,958
Leases Liabilities	216,384	0		$ 178,143
Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	891,554	810,609	933,178
Cost of goods sold and services rendered	(675,187)	(623,243)
Initial recognition and changes in fair value of biological assets and agricultural produce	70,295	31,025	63,220
Changes in net realizable value of agricultural produce after harvest	1,542	2,704	8,852
Margin on manufacturing and agricultural activities before operating expenses	288,204	221,095
General and administrative expense	57,797	56,426
Selling expenses	(107,628)	(92,154)
Other operating income, net	(1,137)	99,727
Profit from operations	121,642	172,242
Depreciation and amortization	(174,578)	(153,169)
Net (loss) / gain from Fair value adjustment of investment property	(927)	10,680
Reserve of the revaluation surplus derived from the disposals of assets	8,022
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	1,720	(30,281)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	68,575	61,306
Changes in net realizable value of agricultural produce after harvest (unrealized)	(481)	(647)
Changes in net realizable value of agricultural produce after harvest (realized)	2,023	3,351
Farmlands and farmland improvements, net	734,865	796,508
Machinery, equipment and other fixed assets, net	445,677	400,071
Bearer plants, net	253,520	232,956
Work in progress	59,158	50,904
Right of use assets	238,053
Investment property	34,295	40,725
Goodwill	20,020	21,350
Biological assets	130,436	105,387
Finished goods	65,278	79,758
Raw materials, stocks held by third parties and others	47,512	48,344
Total segment assets	2,028,814	1,776,003
Total debt	968,280	862,116
Leases Liabilities	216,384
Total segment liabilities	1,184,664	862,116
Operating segments | Rice
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0
Cost of goods sold and services rendered	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0
Changes in net realizable value of agricultural produce after harvest	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0
General and administrative expense	19,319	19,626
Selling expenses	(165)	(178)
Other operating income, net	(175)	(167)
Profit from operations	(19,659)	(19,971)
Depreciation and amortization	(20)	0
Net (loss) / gain from Fair value adjustment of investment property	0	0
Corporate
Disclosure of operating segments [line items]
Sales of goods and services rendered		0	0
Cost of goods sold and services rendered		0	0
Initial recognition and changes in fair value of biological assets and agricultural produce		0	0
Changes in net realizable value of agricultural produce after harvest		0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expense		19,626	21,581
Selling expenses		(178)	(43)
Other operating income, net		(167)	(40)
Profit from operations	(19,659)	(19,971)	(21,664)
Depreciation and amortization		0	0
Net (loss) / gain from Fair value adjustment of investment property		0	0
Reserve of the revaluation surplus derived from the disposals of assets	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	0	0	0
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0	0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0	0
Farmlands and farmland improvements, net	0	0
Machinery, equipment and other fixed assets, net	0	0
Bearer plants, net	0	0
Work in progress	0	0
Right of use assets	905
Investment property	0	0
Goodwill	0	0
Biological assets	0	0
Finished goods	0	0
Raw materials, stocks held by third parties and others	0	0
Total segment assets	905	0
Total debt	554,370	85,212
Leases Liabilities	959
Total segment liabilities	555,329	85,212
Corporate | Rice
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0
Cost of goods sold and services rendered	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0
Changes in net realizable value of agricultural produce after harvest	0	0
General and administrative expense	18,891	18,193
Selling expenses	(142)	(145)
Other operating income, net	(154)	(131)
Profit from operations	(19,187)	(18,469)
Depreciation and amortization	(17)	0
Net (loss) / gain from Fair value adjustment of investment property	0	0
Farming | Crops
Disclosure of operating segments [line items]
Sales of goods and services rendered	166,446	155,418
Cost of goods sold and services rendered	(156,510)	(156,936)
Initial recognition and changes in fair value of biological assets and agricultural produce	29,741	28,667
Changes in net realizable value of agricultural produce after harvest	1,825	(909)
Margin on manufacturing and agricultural activities before operating expenses	41,502	26,240
General and administrative expense	5,533	4,202
Selling expenses	(12,724)	(5,447)
Other operating income, net	(1,358)	7,163
Profit from operations	21,887	23,754
Depreciation and amortization	(4,799)	(2,026)
Net (loss) / gain from Fair value adjustment of investment property	0	0
Biological assets	38,404	27,347	31,745
Farming | Rice
Disclosure of operating segments [line items]
Sales of goods and services rendered	101,156	95,403
Cost of goods sold and services rendered	(73,951)	(74,973)
Initial recognition and changes in fair value of biological assets and agricultural produce	12,215	4,125
Changes in net realizable value of agricultural produce after harvest	0	0
Margin on manufacturing and agricultural activities before operating expenses	39,420	24,555
General and administrative expense	6,605	5,939
Selling expenses	(20,574)	(14,090)
Other operating income, net	267	217
Profit from operations	12,508	4,743
Depreciation and amortization	(6,823)	(6)
Net (loss) / gain from Fair value adjustment of investment property	0	0
Biological assets	21,484	17,173	29,717
Farming | Dairy
Disclosure of operating segments [line items]
Sales of goods and services rendered	83,822	29,710
Cost of goods sold and services rendered	(76,694)	(28,127)
Initial recognition and changes in fair value of biological assets and agricultural produce	13,510	5,455
Changes in net realizable value of agricultural produce after harvest	0	0
Margin on manufacturing and agricultural activities before operating expenses	20,638	7,038
General and administrative expense	4,098	2,280
Selling expenses	(6,234)	(942)
Other operating income, net	(703)	(997)
Profit from operations	9,603	2,819
Depreciation and amortization	(4,966)	(2,533)
Net (loss) / gain from Fair value adjustment of investment property	0	0
Biological assets	11,521	10,298	9,338
Farming | All other segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	3,931	1,770
Cost of goods sold and services rendered	(3,452)	(1,313)
Initial recognition and changes in fair value of biological assets and agricultural produce	13	(1,199)
Changes in net realizable value of agricultural produce after harvest	0	0
Margin on manufacturing and agricultural activities before operating expenses	492	(742)
General and administrative expense	150	164
Selling expenses	(182)	(149)
Other operating income, net	(354)	13,396
Profit from operations	(194)	12,341
Depreciation and amortization	(177)	(177)
Net (loss) / gain from Fair value adjustment of investment property	(325)	13,409
Biological assets	3,673	3,094	4,016
Farming | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	359,771	299,671	322,559
Cost of goods sold and services rendered	(314,621)	(274,627)	(305,221)
Initial recognition and changes in fair value of biological assets and agricultural produce	57,185	51,878	39,430
Changes in net realizable value of agricultural produce after harvest	1,542	2,704	8,852
Margin on manufacturing and agricultural activities before operating expenses	103,877	79,626	65,620
General and administrative expense	16,553	11,498	8,912
Selling expenses	(40,347)	(22,534)	(21,692)
Other operating income, net	(2,442)	15,310	13,384
Profit from operations	44,535	60,904	48,400
Depreciation and amortization	(16,901)	(9,967)	(6,558)
Net (loss) / gain from Fair value adjustment of investment property	(927)	10,680	4,302
Reserve of the revaluation surplus derived from the disposals of assets	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	2,571	7,527	11,720
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	54,614	44,351	27,710
Changes in net realizable value of agricultural produce after harvest (unrealized)	(481)	(647)	2,371
Changes in net realizable value of agricultural produce after harvest (realized)	2,023	3,351	6,481
Farmlands and farmland improvements, net	671,271	744,941
Machinery, equipment and other fixed assets, net	129,373	61,464
Bearer plants, net	592	427
Work in progress	43,734	28,239
Right of use assets	5,316
Investment property	34,295	40,725
Goodwill	14,603	15,715
Biological assets	75,082	57,912
Finished goods	28,414	39,821
Raw materials, stocks held by third parties and others	27,309	25,566
Total segment assets	1,029,989	1,014,810
Total debt	173,909	176,094
Leases Liabilities	5,725
Total segment liabilities	179,634	176,094
Farming | Operating segments | Crops
Disclosure of operating segments [line items]
Sales of goods and services rendered	168,938	164,538	197,222
Cost of goods sold and services rendered	(159,197)	(165,988)	(196,302)
Initial recognition and changes in fair value of biological assets and agricultural produce	30,290	36,422	17,158
Changes in net realizable value of agricultural produce after harvest	1,542	2,704	8,852
Margin on manufacturing and agricultural activities before operating expenses	41,573	37,676	26,930
General and administrative expense	5,446	4,239	2,981
Selling expenses	(12,852)	(5,921)	(7,501)
Other operating income, net	(1,133)	5,422	7,719
Profit from operations	22,142	32,938	24,167
Depreciation and amortization	(4,662)	(1,697)	(1,511)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Reserve of the revaluation surplus derived from the disposals of assets	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	6,091	8,205	4,366
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	24,199	28,217	12,792
Changes in net realizable value of agricultural produce after harvest (unrealized)	(481)	(647)	2,371
Changes in net realizable value of agricultural produce after harvest (realized)	2,023	3,351	6,481
Farmlands and farmland improvements, net	474,922	547,842
Machinery, equipment and other fixed assets, net	29,038	5,049
Bearer plants, net	592	427
Work in progress	11,457	8,690
Right of use assets	4,378
Investment property	0	0
Goodwill	9,896	9,463
Biological assets	38,404	27,347
Finished goods	17,830	29,144
Raw materials, stocks held by third parties and others	17,187	15,834
Total segment assets	603,704	643,796
Total debt	28,045	111,692
Leases Liabilities	4,857
Total segment liabilities	32,902	111,692
Farming | Operating segments | Rice
Disclosure of operating segments [line items]
Sales of goods and services rendered	102,162	100,013	86,478
Cost of goods sold and services rendered	(74,480)	(75,739)	(71,087)
Initial recognition and changes in fair value of biological assets and agricultural produce	13,194	8,967	10,236
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	40,876	33,241	25,627
General and administrative expense	6,752	5,070	4,699
Selling expenses	(21,072)	(15,465)	(13,324)
Other operating income, net	282	275	724
Profit from operations	13,334	12,981	8,328
Depreciation and amortization	(6,994)	(5,846)	(3,851)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Reserve of the revaluation surplus derived from the disposals of assets	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	509	(181)	5,346
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	12,685	9,148	4,890
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0	0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0	0
Farmlands and farmland improvements, net	142,864	173,481
Machinery, equipment and other fixed assets, net	25,425	23,135
Bearer plants, net	0	0
Work in progress	15,669	5,214
Right of use assets	567
Investment property	0	0
Goodwill	3,890	4,142
Biological assets	21,484	17,173
Finished goods	5,805	9,507
Raw materials, stocks held by third parties and others	4,876	7,394
Total segment assets	220,580	240,046
Total debt	45,602	58,999
Leases Liabilities	490
Total segment liabilities	46,092	58,999
Farming | Operating segments | Dairy
Disclosure of operating segments [line items]
Sales of goods and services rendered	84,767	33,201	37,523
Cost of goods sold and services rendered	(77,532)	(31,488)	(36,979)
Initial recognition and changes in fair value of biological assets and agricultural produce	13,741	7,295	11,769
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	20,976	9,008	12,313
General and administrative expense	4,188	2,034	1,058
Selling expenses	(6,252)	(983)	(711)
Other operating income, net	(635)	(1,055)	662
Profit from operations	9,901	4,936	11,206
Depreciation and amortization	(5,064)	(2,253)	(1,037)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Reserve of the revaluation surplus derived from the disposals of assets	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(3,957)	(599)	1,849
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	17,698	7,894	9,920
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0	0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0	0
Farmlands and farmland improvements, net	611	727
Machinery, equipment and other fixed assets, net	74,403	32,821
Bearer plants, net	0	0
Work in progress	15,394	14,317
Right of use assets	371
Investment property	0	0
Goodwill	0	0
Biological assets	11,521	10,298
Finished goods	4,779	1,170
Raw materials, stocks held by third parties and others	5,156	2,217
Total segment assets	112,235	61,550
Total debt	100,262	543
Leases Liabilities	378
Total segment liabilities	100,640	543
Farming | Operating segments | All other segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	3,904	1,919	1,336
Cost of goods sold and services rendered	(3,412)	(1,412)	(853)
Initial recognition and changes in fair value of biological assets and agricultural produce	(40)	(806)	267
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	452	(299)	750
General and administrative expense	167	155	174
Selling expenses	(171)	(165)	(156)
Other operating income, net	(956)	10,668	4,279
Profit from operations	(842)	10,049	4,699
Depreciation and amortization	(181)	(171)	(159)
Net (loss) / gain from Fair value adjustment of investment property	(927)	10,680	4,302
Reserve of the revaluation surplus derived from the disposals of assets	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(72)	102	159
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	32	(908)	108
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0	0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0	0
Farmlands and farmland improvements, net	52,874	22,891
Machinery, equipment and other fixed assets, net	507	459
Bearer plants, net	0	0
Work in progress	1,214	18
Right of use assets	0
Investment property	34,295	40,725
Goodwill	817	2,110
Biological assets	3,673	3,094
Finished goods	0	0
Raw materials, stocks held by third parties and others	90	121
Total segment assets	93,470	69,418
Total debt	0	4,860
Leases Liabilities	0
Total segment liabilities	0	4,860
Sugar, Ethanol and Energy
Disclosure of operating segments [line items]
Cost of goods sold and services rendered	(360,566)	(348,616)	(461,506)
Biological assets	55,354	47,475	93,178
Finished goods	36,864	39,937	32,266		$ 49,601
Sugar, Ethanol and Energy | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	531,783	510,938	610,619
Cost of goods sold and services rendered	(360,566)	(348,616)	(461,506)
Initial recognition and changes in fair value of biological assets and agricultural produce	13,110	(20,853)	23,790
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	184,327	141,469	172,903
General and administrative expense	21,925	25,302	26,806
Selling expenses	(67,116)	(69,442)	(73,664)
Other operating income, net	126	48,357	30,419
Profit from operations	95,412	95,082	102,852
Depreciation and amortization	(157,657)	(143,202)	(144,449)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Reserve of the revaluation surplus derived from the disposals of assets	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(851)	(37,808)	2,925
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	13,961	16,955	20,865
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0	0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0	0
Farmlands and farmland improvements, net	63,594	51,567
Machinery, equipment and other fixed assets, net	316,304	338,607
Bearer plants, net	252,928	232,529
Work in progress	15,424	22,665
Right of use assets	231,832
Investment property	0	0
Goodwill	5,417	5,635
Biological assets	55,354	47,475
Finished goods	36,864	39,937
Raw materials, stocks held by third parties and others	20,203	22,778
Total segment assets	997,920	761,193
Total debt	240,001	600,810
Leases Liabilities	209,700
Total segment liabilities	449,701	600,810
Land Transformation | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0	0
Cost of goods sold and services rendered	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expense	0	0	0
Selling expenses	0	0	0
Other operating income, net	1,354	36,227	0
Profit from operations	1,354	36,227	0
Depreciation and amortization	0	0	0
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Reserve of the revaluation surplus derived from the disposals of assets	8,022
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	0	0	0
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0	0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0	$ 0
Farmlands and farmland improvements, net	0	0
Machinery, equipment and other fixed assets, net	0	0
Bearer plants, net	0	0
Work in progress	0	0
Right of use assets	0
Investment property	0	0
Goodwill	0	0
Biological assets	0	0
Finished goods	0	0
Raw materials, stocks held by third parties and others	0	0
Total segment assets	0	0
Total debt	0	0
Leases Liabilities	0
Total segment liabilities	$ 0	$ 0